Summary of Balances with Variable Interest Entities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes payable	$ 1,101,321	$ 762,644
Bloom INVO LLC [Member]
Accounts receivable	18,000	13,500	21,600
Notes payable	471,637	468,031	453,406
Variable Interest Entity, Not Primary Beneficiary [Member]
Accounts receivable	$ 49,310	$ 46,310	$ 16,310